LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2015	2014
Altira Macau (“Taipa Land”)	$146,475	$146,475
City of Dreams (“Cotai Land”)	399,578	399,578
Studio City (“Studio City Land”)	653,564	653,564

	1,199,617	1,199,617
Less: accumulated amortization	(366,485)	(312,429)

Land use rights, net	$833,132	$887,188